Purchase of Ownership Interest in Joint Venture - Additional Information (Detail) - Carrier Enterprise I $ in Thousands	Jul. 01, 2014 USD ($)
Business Acquisition [Line Items]
Additional ownership interest acquired	10.00%
Cash consideration	$ 87,735
Controlling interest, ownership percentage	80.00%